Income Taxes (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 12, 2018	Jan. 01, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Line Items]
Receivables from associated companies				$ 600		$ 5,500	$ 600
Reduction in regulated revenue				$ (402,101)	$ (377,470)	$ (1,330,651)	(1,272,694)	$ (1,248,063)	$ (1,166,968)
Federal corporate income tax rate	21.00%			21.00%		21.00%		21.00%	35.00%
Deferred tax liabilities decrease				$ 457,388		$ 464,717	457,388
Income tax expense (benefit)				7,471	$ 25,072	18,083	(42,591)	$ (24,989)	$ 81,839
Regulatory liability increase (decrease)				431,913		404,700	431,913
Decrease in UTB				7,700		9,400		4,400
Re measurement of deferred income taxes
Income Taxes [Line Items]
Income tax expense (benefit)				1,200				7,000
Regulatory liability increase (decrease)				(6,100)			(6,100)
Re measurement of deferred income taxes | Deferred tax assets not associated with rate-making
Income Taxes [Line Items]
Income tax expense (benefit)								7,000
Plant related | Re measurement of deferred income taxes
Income Taxes [Line Items]
Deferred tax liabilities decrease								421,700
Uncertain tax position
Income Taxes [Line Items]
Deferred tax liabilities decrease								14,800
Excess Deferred Income Taxes | Re measurement of deferred income taxes
Income Taxes [Line Items]
Regulatory liability increase (decrease)								431,000
Re-measurement of excess deferred taxes | Re measurement of deferred income taxes
Income Taxes [Line Items]
Income tax expense (benefit)				1,200
Regulatory liability increase (decrease)				5,900			5,900
Tax cuts and jobs act rate refund
Income Taxes [Line Items]
Bonus depreciation								86,200
Bonus depreciation eligible assets				17,400			$ 17,400
Reduction in regulated revenue			$ (41,200)	$ (13,700)		$ (9,000)		$ (27,500)
Federal corporate income tax rate		21.00%						35.00%